COMMITMENTS AND CONTINGENCIES - Guarantees (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Commitments and guarantees
Amount of guarantees and commitments, year one	$ 135	$ 135
Letter of credit outstanding amount	14	14
Insurance claims receivable	26	26
Proceeds from insurance claims	10
Guarantees Surety Bonds Letters of Credit [Member]
Commitments and guarantees
Guarantees and commitments amount	102	102
Amount of guarantees and commitments, year one	70	70
Indirect Guarantee of Indebtedness [Member]
Commitments and guarantees
Guarantees and commitments amount	$ 50	$ 50
Indirect Guarantee of Indebtedness [Member] | Minimum
Commitments and guarantees
Notice period for termination of lease		60 days
Indirect Guarantee of Indebtedness [Member] | Maximum
Commitments and guarantees
Notice period for termination of lease		90 days